Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

NOTE 5. CASH AND CASH EQUIVALENTS
Cash equivalents are held to meet short-term payment commitments, rather than for investment or similar purposes. A financial asset is classified as cash equivalent if it can be readily convertible into a certain amount of cash and its risk of changes in value is immaterial. Accordingly, an investment with original maturity of three months or less is classified as cash equivalent. Equity interests are excluded from cash equivalents.
Cash and cash equivalents break down as follows:

	12.31.22	12.31.21	12.31.20
Net cash and Due from Banks(1)	447,544,202	462,491,302	515,787,141
Argentine Central Bank’s Bills and Notes Maturing up to 90 Days(2)	720,162,015	353,680,977	377,306,075
Reverse repurchase Transactions Debtors(3)	115,082,496	394,499,497	178,890,224
Loans to Financial Institutions(3)	5,268,700	12,822,261	19,111,560
Overnight Placements in Foreign Banks(4)	25,191,169	10,939,346	4,886,190
Mutual Funds(5)	10,559,086	8,652,774	8,117,203
Time Deposits(3)	3,053,414	7,408,304	9,722,991
Total Cash and Cash Equivalents	1,326,861,082	1,250,494,461	1,113,821,384
(1)Net of Cash and Cash Equivalents for spot purchases or sales pending settlement.
(2)Included within Repurchase transactions.
(3)Included within Loans and Other Financing.
(4)Included within Other financial assets.
(5)Included within Debt Securities at Fair Value through Profit or Loss.
The reconciliation of financing activities as of December 31, 2022, 2021 and 2020 is presented below:

Item	Balances at 31.12.21	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.22
Lease Liabilities	8,535,060	(2,675,287)	—	1,815,726	7,675,499
Debt Securities	54,487,112	(40,139,963)	67,426,678	(14,470,500)	67,303,327
Subordinated Debt Securities	51,182,953	—	—	(5,777,949)	45,405,004
Financing Received from the Argentine Central Bank and Other Financial Institutions	46,186,834	(51,426,488)	75,039,162	(32,361,264)	37,438,244
Total	160,391,959	(94,241,738)	142,465,840	(50,793,987)	157,822,074

Item	Balances at 31.12.20	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.21
Lease Liabilities	12,829,460	(3,381,869)	—	(912,531)	8,535,060
Debt Securities	50,201,358	(33,225,902)	46,521,453	(9,009,797)	54,487,112
Subordinated Debt Securities	63,666,624	—	—	(12,483,671)	51,182,953
Financing Received from the Argentine Central Bank and Other Financial Institutions	40,673,631	(34,570,938)	44,827,056	(4,742,915)	46,186,834
Total	167,371,073	(71,178,709)	91,348,509	(27,148,914)	160,391,959

Item	Balances at 31.12.19	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.20
Lease Liabilities	12,829,461	(3,919,605)	—	3,919,604	12,829,460
Debt Securities	117,047,039	(81,853,704)	34,483,183	(19,475,160)	50,201,358
Subordinated Debt Securities	62,041,180	—	—	1,625,444	63,666,624
Financing Received from the Argentine Central Bank and Other Financial Institutions	90,959,742	(103,370,372)	57,427,529	(4,343,268)	40,673,631
Total	282,877,422	(189,143,681)	91,910,712	(18,273,380)	167,371,073
The risk analysis for cash and cash equivalents is presented in Note 45. Related parties information is disclosed in Note 51.